CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited)	December 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
COMMUNICATION SERVICES - 1.0%
Entertainment - 1.0%
DeNA Co. Ltd.	24,814	$442,920	(a)

CONSUMER DISCRETIONARY - 11.4%
Auto Components - 1.2%
Hella GmbH & Co. KGaA	8,910	576,363	*(a)

Hotels, Restaurants & Leisure - 2.7%
Elior Group SA	68,680	463,887	(a)(b)
GreenTree Hospitality Group Ltd., ADR	23,730	317,982	*
Melco International Development Ltd.	221,709	431,752	(a)

Total Hotels, Restaurants & Leisure		1,213,621

Household Durables - 5.9%
Bellway PLC	13,442	543,999	(a)
Cairn Homes PLC	422,990	493,772	*(a)
DFS Furniture PLC	200,810	605,181	*(a)
Victoria PLC	39,100	349,283	*(a)
Vistry Group PLC	54,262	689,009	*(a)

Total Household Durables		2,681,244

Textiles, Apparel & Luxury Goods - 1.6%
Coats Group PLC	561,300	519,643	*(a)
Vulcabras Azaleia SA	130,740	201,111	*

Total Textiles, Apparel & Luxury Goods		720,754

TOTAL CONSUMER DISCRETIONARY		5,191,982

CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 2.3%
MARR SpA	28,330	580,773	*(a)
Sundrug Co. Ltd.	11,831	472,152	(a)

Total Food & Staples Retailing		1,052,925

Personal Products - 1.3%
Chlitina Holding Ltd.	82,850	584,037	(a)

TOTAL CONSUMER STAPLES		1,636,962

ENERGY - 4.8%
Energy Equipment & Services - 0.2%
Pason Systems Inc.	19,710	122,017

Oil, Gas & Consumable Fuels - 4.6%
Avance Gas Holding Ltd.	139,170	669,537	(a)(b)
Parex Resources Inc.	43,500	598,727	*
Tethys Oil AB	135,940	812,513	(a)

Total Oil, Gas & Consumable Fuels		2,080,777

TOTAL ENERGY		2,202,794

See Notes to Schedule of Investments.

ClearBridge International Small Cap Fund 2020 Quarterly Report	1

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
FINANCIALS - 11.1%
Banks - 6.8%
Banca Sistema SpA	263,030	$544,731	*(a)(b)
BAWAG Group AG	20,470	960,370	*(a)(b)
Cairo Mezz PLC	46,947	7,183	*(a)
Eurobank Ergasias Services and Holdings SA	563,364	398,835	*(a)
Spar Nord Bank A/S	33,220	326,696	*(a)
Sydbank A/S	21,810	481,387	*(a)
Unicaja Banco SA	436,490	381,714	*(a)(b)

Total Banks		3,100,916

Capital Markets - 3.5%
Anima Holding SpA	89,670	423,047	(a)(b)
Fairfax India Holdings Corp.	27,130	260,448	*(b)
KIWOOM Securities Co. Ltd.	5,468	638,785	(a)
Warsaw Stock Exchange	21,960	268,585	(a)

Total Capital Markets		1,590,865

Diversified Financial Services - 0.8%
doValue SpA	30,900	363,985	*(a)(b)

TOTAL FINANCIALS		5,055,766

HEALTH CARE - 3.3%
Biotechnology - 0.7%
Shanghai Haohai Biological Technology Co. Ltd., Class H Shares	54,727	331,059	(a)(b)

Health Care Equipment & Supplies - 2.6%
i-SENS Inc.	25,536	704,191	(a)
Value Added Technology Co. Ltd.	22,244	460,747	(a)

Total Health Care Equipment & Supplies		1,164,938

TOTAL HEALTH CARE		1,495,997

INDUSTRIALS - 41.9%
Air Freight & Logistics - 2.2%
SBS Holdings Inc.	17,962	455,659	(a)
Wincanton PLC	151,020	526,361	(a)

Total Air Freight & Logistics		982,020

Building Products - 3.4%
Inwido AB	62,620	913,236	*(a)
Sanwa Holdings Corp.	55,211	642,865	(a)

Total Building Products		1,556,101

Commercial Services & Supplies - 1.0%
Elis SA	27,510	460,797	*(a)

Construction & Engineering - 5.8%
Galliford Try Holdings PLC	344,888	582,931	*(a)
Maire Tecnimont SpA	267,760	597,961	*(a)

See Notes to Schedule of Investments.

2	ClearBridge International Small Cap Fund 2020 Quarterly Report

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Construction & Engineering - (continued)
NRW Holdings Ltd.	206,790	$466,224	(a)
Penta-Ocean Construction Co. Ltd.	52,230	449,529	(a)
Raiznext Corp.	44,094	525,663	(a)

Total Construction & Engineering		2,622,308

Electrical Equipment - 4.4%
Mersen SA	18,350	555,254	*(a)
Nexans SA	12,060	876,310	*(a)
Vitzrocell Co. Ltd.	37,662	573,312	(a)

Total Electrical Equipment		2,004,876

Machinery - 11.7%
Bucher Industries AG	500	228,311	(a)
Cargotec oyj, Class B Shares	18,150	749,443	(a)
CIMC Enric Holdings Ltd.	408,044	244,343	(a)
Deutz AG	54,800	341,448	*(a)
Fuji Corp.	20,391	538,346	(a)
Meidensha Corp.	24,817	559,251	(a)
Metso Outotec oyj	58,350	584,319	(a)
Morgan Advanced Materials PLC	174,800	744,004	(a)
Palfinger AG	17,790	563,756	(a)
SFA Engineering Corp.	8,781	312,885	(a)
Sulzer AG, Registered Shares	4,290	448,307	(a)

Total Machinery		5,314,413

Marine - 3.2%
D/S Norden A/S	41,350	745,228	(a)
Golden Ocean Group Ltd.	78,510	366,205	(a)
Star Bulk Carriers Corp.	39,320	347,196

Total Marine		1,458,629

Professional Services - 4.0%
Applus Services SA	56,910	627,652	*(a)
ManpowerGroup Greater China Ltd.	188,472	312,953	(a)
Pagegroup PLC	84,940	520,245	*(a)
Tanseisha Co. Ltd.	45,750	365,000	(a)

Total Professional Services		1,825,850

Road & Rail - 0.5%
Seino Holdings Co. Ltd.	16,092	227,128	(a)

Trading Companies & Distributors - 5.2%
Howden Joinery Group PLC	37,120	350,523	*(a)
Kanamoto Co. Ltd.	11,588	249,382	(a)
Lumax International Corp. Ltd.	186,193	455,324	(a)
Nishio Rent All Co. Ltd.	20,891	438,898	(a)

See Notes to Schedule of Investments.

ClearBridge International Small Cap Fund 2020 Quarterly Report	3

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Trading Companies & Distributors - (continued)
Travis Perkins PLC	31,870	$588,005	*(a)
Yellow Cake PLC	79,400	270,657	*(a)(b)

Total Trading Companies & Distributors		2,352,789

Transportation Infrastructure - 0.5%
Zhejiang Expressway Co. Ltd., Class H Shares	285,930	241,849	(a)

TOTAL INDUSTRIALS		19,046,760

INFORMATION TECHNOLOGY - 2.7%
Electronic Equipment, Instruments & Components - 0.5%
Strix Group PLC	71,630	215,133	(a)

IT Services - 2.2%
Chinasoft International Ltd.	286,910	320,008	(a)
Sopra Steria Group	4,130	667,473	*(a)

Total IT Services		987,481

TOTAL INFORMATION TECHNOLOGY		1,202,614

MATERIALS - 15.7%
Chemicals - 2.2%
Okamoto Industries Inc.	10,073	386,865	(a)
Ube Industries Ltd.	15,253	278,015	(a)
Zeon Corp.	22,636	326,521	(a)

Total Chemicals		991,401

Construction Materials - 3.4%
Cementir Holding NV	61,310	498,481	(a)
West China Cement Ltd.	1,785,210	264,912	(a)
Wienerberger AG	24,330	775,800	(a)

Total Construction Materials		1,539,193

Containers & Packaging - 0.8%
Greatview Aseptic Packaging Co. Ltd.	600,949	351,974	(a)

Metals & Mining - 9.3%
Alamos Gold Inc., Class A Shares	46,520	406,397
Americas Gold & Silver Corp.	71,950	230,620	*
AMG Advanced Metallurgical Group NV	4,050	120,510	(a)
Argonaut Gold Inc.	227,610	489,945	*(b)
Centerra Gold Inc.	22,960	265,873
Granges AB	86,372	1,052,028	*(a)
Jupiter Mines Ltd.	1,155,830	271,929	(a)
Novagold Resources Inc.	40,170	388,793	*
Orla Mining Ltd.	50,780	273,667	*
Perenti Global Ltd.	362,100	383,074	(a)

See Notes to Schedule of Investments.

4	ClearBridge International Small Cap Fund 2020 Quarterly Report

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY		SHARES	VALUE
Metals & Mining - (continued)
Torex Gold Resources Inc.		14,250	$213,711	*
Wesdome Gold Mines Ltd.		19,530	162,942	*

Total Metals & Mining			4,259,489

TOTAL MATERIALS			7,142,057

REAL ESTATE - 1.6%
Real Estate Management & Development - 1.6%
Sun Frontier Fudousan Co. Ltd.		50,529	437,453	(a)
Supalai PCL		446,222	305,351	(a)

TOTAL REAL ESTATE			742,804

UTILITIES - 1.4%
Independent Power and Renewable Electricity Producers - 0.9%
China Datang Corp. Renewable Power Co. Ltd., Class H Shares		2,558,594	402,811	(a)

Water Utilities - 0.5%
China Water Affairs Group Ltd.		316,706	247,605	(a)

TOTAL UTILITIES			650,416

TOTAL COMMON STOCKS (Cost - $36,545,667)			44,811,072

INVESTMENTS IN UNDERLYING FUNDS - 1.6%
Dragon Capital - Vietnam Enterprise Investments Ltd.,
Class C Shares (Cost - $361,030)		96,044	716,027	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $36,906,697)			45,527,099

	RATE
SHORT-TERM INVESTMENTS - 0.9%
JPMorgan 100% U.S. Treasury Securities Money Market
Fund, Institutional Class	0.006%	321,440	321,440
Western Asset Premier Institutional U.S. Treasury Reserves,
Premium Shares	0.010%	80,360	80,360	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $401,800)			401,800

TOTAL INVESTMENTS - 101.0% (Cost - $37,308,497)			45,928,899
Liabilities in Excess of Other Assets - (1.0)%			(441,438)

TOTAL NET ASSETS - 100.0%			$45,487,461

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2020, the total market value of investments in Affiliated Companies was $80,360 and the cost was $80,360 (Note 2).

See Notes to Schedule of Investments.

ClearBridge International Small Cap Fund 2020 Quarterly Report	5

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

Abbreviation(s) used in this schedule:

ADR — American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge International Small Cap Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$519,093	$4,672,889	—	$5,191,982
Energy	720,744	1,482,050	—	2,202,794
Financials	260,448	4,795,318	—	5,055,766
Industrials	347,196	18,699,564	—	19,046,760
Materials	2,431,948	4,710,109	—	7,142,057
Other Common Stocks	—	6,171,713	—	6,171,713
Investments in Underlying Funds	—	716,027	—	716,027

Total Long-Term Investments	4,279,429	41,247,670	—	45,527,099

Short-Term Investments†	401,800	—	—	401,800

Total Investments	$4,681,229	$41,247,670	—	$45,928,899

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2020. The following transactions were effected in such company for the period ended December 31, 2020.

		Purchased		Sold
	Affiliate Value at September 30, 2020	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$56,045	$416,211	416,211	$391,896	391,896

9

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2020
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1	—	$80,360

10